Investments (Details 26) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The Components of Net Investment Income
Fixed maturity securities	$ 15,037	$ 12,407	$ 11,545
Equity securities	141	128	178
Trading securities - actively traded and FVO general account securities	31	73	116
Mortgage loans	3,164	2,824	2,741
Policy loans	641	649	641
Real estate and real estate joint ventures	692	376	(270)
Other limited partnership interests	681	879	174
Cash, cash equivalents and short-term investments	167	101	128
International joint ventures	(12)	(92)	(121)
Other	178	236	205
Subtotal	20,720	17,581	15,337
Less: Investment expenses	1,022	885	892
Subtotal, net	19,698	16,696	14,445
Trading securities - FVO contractholder-directed unit-linked investments	(453)	372	284
FVO consolidated securitization entities:
Commercial mortgage loans	332	411	0
Securities	9	15	0
Subtotal	(112)	798	284
Net investment income	19,586	17,494	14,729
Actively traded securities and FVO general account securities [Member]
Changes in estimated fair value subsequent to purchase included in net investment income:
Changes in estimated fair value included in net investment income	(3)	30	34
FVO contractholder-directed unit-linked investments [Member]
Changes in estimated fair value subsequent to purchase included in net investment income:
Changes in estimated fair value included in net investment income	$ (647)	$ 322	$ 275